Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2022
Business Combinations And Discontinued Operations [Abstract]
Acquisitions and Dispositions

NOTE 10. ACQUISITIONS AND DISPOSITIONS

(a)Business Combinations

The table below summarizes significant business combinations completed during the year ended December 31, 2021. There were no completed business combinations during the year ended December 31, 2022.

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
Total consideration
Common shares issued	$2,000	$183,262	$46,643	$52,610	$65,844	$350,359
Cash	1,500	—	—	33,304	20,480	55,284
Cashless exercise option on loan	10,000	—	—	—	—	10,000
Settlement of leases	90	—	—	—	—	90
Loan settlement	11,414	21,226	1,852	—	3,339	37,831
Warrants issued	—	18,415	—	—	—	18,415
Replacement RSU awards	—	10,048	—	—	—	10,048
Payment of acquisition-related transaction costs on behalf of the acquiree	—	3,373	1,001	3,135	331	7,840
Payment of 3rd-party debt on behalf of the acquiree	—	—	20,125	—	—	20,125
Deferred consideration	—	1,806	—	—	46,677	48,483
Contingent consideration	—	—	29,642	—	—	29,642
Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117

Net identifiable assets (liabilities) acquired
Cash	$1,360	$1,623	$2,938	$751	$937	$7,609
Accounts receivable	—	—	6,494	33	—	6,527
Inventory	1,519	19,244	24,862	2,963	506	49,094
Loans receivable, short-term	—	1,600	—	—	—	1,600
Other current assets	76	1,205	662	134	36	2,113
Property & equipment	996	26,152	30,128	1,845	11,873	70,994
Right-of-use assets	127	13,709	1,304	1,834	859	17,833
Other non-current assets	47	—	—	—	—	47
Customer relationships	1,370	6,700	13,600	2,320	260	24,250
License	16,320	117,000	12,000	70,950	98,690	314,960
Trade name	—	—	1,400	—	—	1,400
Non-compete agreements	—	—	800	270	80	1,150
Investments	—	693	—	—	—	693
Total identifiable assets acquired	$21,815	$187,926	$94,188	$81,100	$113,241	$498,270

Short-term liabilities	(1,601)	(3,733)	(14,585)	(1,186)	(151)	(21,256)
Lease liability	(127)	(13,685)	(1,304)	(1,834)	(859)	(17,809)
Contract liability-loyalty program	—	(456)	—	(355)	—	(811)
Deferred tax liability	(3,968)	(36,940)	(10,597)	—	(30,753)	(82,258)
Total identifiable liabilities acquired	(5,696)	(54,814)	(26,486)	(3,375)	(31,763)	(122,134)
Net identifiable assets acquired	$16,119	$133,112	$67,702	$77,725	$81,478	$376,136

Purchase price allocation
Net identifiable assets acquired	16,119	133,112	67,702	77,725	81,478	376,136
Goodwill	8,885	105,018	31,561	11,324	55,193	211,981
Total consideration	$25,004	$238,130	$99,263	$89,049	$136,671	$588,117
(i) Verdant

On February 16, 2021, the Company completed the acquisition of 100% of the membership interests of Verdant dispensaries in Cincinnati, Chillicothe, Newark and Marion, Ohio. As a result of this acquisition, the Company holds additional licenses to distribute medical cannabis in the state of Ohio, bringing the Company’s dispensary presence in Ohio to five (5), the maximum allowed by the state, as of the date of acquisition. As of December 31, 2021, the Company had recorded estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2021, the Company recorded measurement period adjustments (“MPAs”) related to changes in the valuation of certain intangible assets, lease settlements and deferred taxes, which resulted in a net reduction in goodwill of $0.2 million. The measurement period expired on February 16, 2022, with no further measurement period adjustments recorded during the year ended December 31, 2022.
Consideration for the acquisition included 0.1 million SVS issued as of the acquisition date.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(ii) Bluma

On April 14, 2021, the Company completed the acquisition of 100% of the membership interests of Bluma, a vertically integrated operator in Florida. As a result of this acquisition, the Company now holds a license to cultivate, process, transport and dispense medical cannabis in the state of Florida, bringing the Company’s dispensary presence in Florida to eight (8), as of the acquisition date. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2021, the Company recorded MPAs related to RSU awards, short-term loans receivable, inventory and deferred taxes, which resulted in a net increase in goodwill of $0.5 million. During the year ended December 31, 2022, the Company recorded MPAs related to deferred taxes and income taxes payable, which resulted in a net increase in goodwill of $1.8 million. As the measurement period ended April 14, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 15.1 million SVS issued as of the acquisition date.

The Company recorded transaction costs of $1.5 million in connection with the Bluma acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(iii) Cultivate

On September 2, 2021, the Company completed the acquisition of 100% of the membership interests of Cultivate. As a result of this acquisition, the Company holds additional licenses to cultivate, process, transport and dispense medical and adult-use cannabis in the state of Massachusetts, bringing the Company’s dispensary presence in Massachusetts to four (4), as of the date of acquisition. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets acquired and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2021, the Company recorded MPAs related to property and equipment, short-term liabilities and deferred taxes, which resulted in a net reduction in goodwill of $0.7 million. During the year ended December 31, 2022, the Company recorded MPAs related to property and equipment, deferred consideration, licenses and deferred taxes, which resulted in a net increase in goodwill of $0.4 million. As the measurement period ended September 2, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 4.8 million SVS issued as of the acquisition date.
The Company recorded transaction costs of $1.6 million in connection with the Cultivate acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(iv) Cure Penn

On November 24, 2021, the Company announced that it had completed the acquisition of 100% of the membership interests of Cure Penn. As a result of this acquisition, the Company holds additional licenses to dispense medical cannabis in the state of Pennsylvania, bringing the Company’s dispensary presence in Pennsylvania to eight (8) as of the date of acquisition. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2022, the Company recorded an MPA related to a working capital adjustment, which resulted in a net increase in goodwill of $0.1 million. As the measurement period ended November 25, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 6.2 million SVS issued as of the acquisition date.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(v) Laurel Harvest

On December 9, 2021, the Company announced that it had completed the acquisition of 100% of the membership interests of Laurel Harvest. As a result of this acquisition, the Company holds additional licenses to cultivate, process, transport and dispense medical cannabis in the state of Pennsylvania, bringing the Company’s dispensary presence in Pennsylvania to nine (9) as of the date of acquisition. As of December 31, 2021, the Company had recorded preliminary estimates of the fair value of assets acquired and liabilities assumed. Any changes to the preliminary estimates of the fair value of the assets and liabilities assumed were recorded as adjustments to those assets and liabilities and residual amounts were allocated to goodwill. During the year ended December 31, 2022, the Company recorded MPAs related to deferred taxes, income taxes payable and a working capital adjustment, which resulted in a net reduction in goodwill of $1.5 million. As the measurement period ended December 10, 2022, no amounts are subject to additional adjustments as of December 31, 2022.
Consideration for the acquisition included 8.4 million SVS issued as of the acquisition date.
The Company recorded transaction costs of $1.1 million in connection with the Laurel Harvest acquisition as Selling, general and administrative expenses in the Consolidated Statements of Operations for the year ended December 31, 2021.
See sections (vi) and (vii) below for Year-of-Acquisition Contributed Revenue and Net Income (Loss) and Unaudited Pro Forma Information, respectively.
(vi) Year-of-Acquisition Contributed Revenue and Net Income (Loss)

The unaudited table below summarizes contributed Revenue and Net income (loss) for the year ended December 31, 2021:

($ in thousands)	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total

Contributed revenue	$26,547	$26,642	$29,279	$2,966	$328	$85,762
Net income (loss)	5,352	(8,382)	14,944	(50)	(136)	$11,728
(vii) Unaudited Pro Forma Information - Significant 2021 Acquisitions
The following unaudited pro forma financial information reflects the combined results of operations of Cresco Labs Inc. and the pre-acquisition results of entities acquired by Cresco Labs Inc. during the year ended December 31, 2021, as though the acquisitions occurred as of January 1, 2020:

	For the year ended December 31, 2021
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$821,682	$2,677	$7,906	$39,033	$29,281	$1,966	$902,545
Pro forma net income:
Pre-acquisition net income		(846)	(13,784)	4,550	8,161	(2,121)
Pro forma adjustments:
(a) Transaction costs		399	1,461	1,555	439	1,081
(b) Post-acquisition share-based compensation		—	2,440	—	—	—
(c) Intangible amortization		(150)	(599)	(860)	(355)	(68)
Total pro forma adjustments		$250	$3,302	$695	$84	$1,013
Total pro forma net income	$(296,834)	$(596)	$(10,482)	$5,245	$8,245	$(1,109)	$(295,531)

(a) includes removal of transaction costs as they will be reflected as of the beginning of the earliest period presented (January 1, 2020). These costs were included as Selling, general and administrative expenses in the Consolidated Statements of Operations.
(b) includes removal of post-acquisition share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the Bluma acquisition. These costs were included as Selling, general and administrative expenses in the Consolidated Statements of Operations.
(c) includes estimated amortization expense on intangible assets acquired. These costs were recorded in Cost of goods sold and Selling, general and administrative expenses in the Consolidated Statements of Operations.

	For the year ended December 31, 2020
	Cresco Labs Inc.	Verdant (i)	Bluma (ii)	Cultivate (iii)	Cure Penn (iv)	Laurel Harvest (v)	Total
($ in thousands)		(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Pro forma revenue	$476,251	$15,195	$12,338	$22,965	$29,119	$1	$555,869
Pro forma net income:
Pre-acquisition net income		(1,982)	(25,998)	772	8,384	(650)
Pro forma adjustments:
(a) Transaction costs		(399)	(1,461)	(1,555)	(439)	(1,081)
(b) Post-acquisition share-based compensation		—	(2,440)	—	—	—
(c) Intangible amortization		(171)	(853)	(3,483)	(387)	(73)
Total pro forma adjustments		$(571)	$(4,754)	$(5,037)	$(826)	$(1,153)
Total pro forma net income	$(92,771)	$(2,553)	$(30,752)	$(4,266)	$7,558	$(1,803)	$(124,587)
(a) includes transaction costs related to acquisitions (reflected as of January 1, 2020).
(b) includes post-acquisition share-based compensation expense related to warrants issued, replacement shares and replacement RSU awards recorded related to the Bluma acquisition.
(c) includes estimated amortization expense on intangible assets acquired.

(b)Deferred and Contingent Consideration, short-term
The following is a summary of Deferred and contingent consideration balances as of December 31, 2022 and 2021, which are classified as short-term:

($ in thousands)	2022	2021
Cultivate contingent consideration, short-term	$—	$33,969
Laurel Harvest deferred consideration, short-term	47,821	37,847
Total Deferred and contingent consideration, short-term	$47,821	$71,816
The Company recorded a contingent consideration in conjunction with the acquisition of Cultivate in the third quarter of 2021. The former owners of Cultivate were entitled to an earnout, based on Cultivate’s adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”), a non-GAAP financial measure, of up to $68.0 million. During the first quarter of 2022, the Company remeasured the fair value of the contingent consideration, increasing the value from $34.0 million to $39.6 million. The loss related to the earnout adjustment is included in Other income, net in the Consolidated Statements of Operations. During the second quarter of 2022, the Company paid the former owners of Cultivate a total of $39.6 million, settled in cash of $4.9 million and 5.3 million SVS.
In the fourth quarter of 2021, Cresco recorded a $37.9 million short-term deferred consideration and a $9.0 million long-term deferred consideration, for a total of $46.9 million deferred consideration related to the Laurel Harvest acquisition. Total deferred consideration is payable on or before the 18-month anniversary of the acquisition, with accelerated payments required for each of five (5) new dispensaries opened during the 18-month earnout period. In the first quarter of 2022, the Company reclassified $9.0 million of deferred consideration from long-term deferred consideration to short-term due to projected dispensary opening dates and was further adjusted to $47.8 million based on our current expectation of the value of the liability. For the year ended December 31, 2022, $0.9 million of expense was recorded to Interest expense, net in the Consolidated Statements of Operations.
(c)Deferred Consideration, long-term

The following is a summary of Deferred consideration as of December 31, 2022 and 2021, which is classified as long-term:

($ in thousands)	2022	2021
Valley Agriceuticals, LLC (“Valley Ag”) operating cash flows deferred consideration	$7,770	$8,577
Laurel Harvest deferred consideration	—	9,074
Total Deferred consideration, long-term	$7,770	$17,651

As of December 31, 2022, the total estimated liability related to the Valley Ag acquisition of $7.8 million is based on the present value of expected payments associated with the future cash flows of Valley Ag. During the year ended December 31, 2022, the Company recorded the $0.8 million decrease in deferred consideration value to Interest expense, net in the Consolidated Statements of Operations.
In the fourth quarter of 2021, the Company recorded $9.0 million of long-term deferred consideration related to the Laurel Harvest acquisition. During the first quarter of 2022, the Company reclassified $9.0 million of long-term deferred consideration to short-term deferred consideration, as noted above.
(d)    Dispositions

On March 30, 2021, the Company completed the divestiture of the 180 Smoke and related intercompany receivables to Spyder Cannabis Inc. and Plant-Based Investment Corp. for approximately $1.1 million, after certain adjustments. The sale resulted in a loss of $0.8 million for the year ended December 31, 2021 and is classified as a component of Other income, net, in the Consolidated Statement of Operations. At the time of sale, the Company recognized an additional loss of $0.3 million for accumulated foreign currency translation loss previously included in Other comprehensive loss, which is included within Other income, net, in the Consolidated Statement of Operations.
(e)    Pending Acquisitions
On March 23, 2022, the Company entered into a definitive arrangement agreement (“Arrangement Agreement”) with Columbia Care Inc. (“Columbia Care”) to acquire all of the issued and outstanding shares of Columbia Care pursuant to a statutory plan of arrangement (the “Arrangement”), in an all-share transaction (the “Columbia Care Transaction”). Under the terms of the Arrangement Agreement, holders of common shares of Columbia Care will receive 0.5579 SVS of Cresco Labs for each Columbia Care share, subject to adjustment. The shareholders of Columbia Care voted in favor of a special resolution to approve the Arrangement on July 8, 2022. The Columbia Care Transaction is expected to close in the second quarter of 2023. The Company continues to work toward successful regulatory approvals to complete the transaction, which are beyond the control of the Company, including required divestitures identified in several states as discussed below.
(f)    Pending Dispositions
While divestitures will be required for state regulatory approvals of the Columbia Care Transaction, the scope and financial impact of any divestitures cannot be quantified at this time. On November 4, 2022, the Company entered into a definitive agreement to divest certain New York, Illinois, and Massachusetts assets (the “Assets”) of Cresco Labs and Columbia Care to entities owned and controlled by Sean “Diddy” Combs, (the “Combs Transaction”) for total consideration of $185.0 million (the “Purchase Price”). The divestiture of the Assets is required for Cresco Labs to close its previously announced acquisition of Columbia Care and is expected to close concurrently with the closing of the Columbia Care Transaction. The purchasing entities will acquire certain Cresco Labs and Columbia Care assets in New York, Illinois, and Massachusetts. A portion of the Purchase Price is payable upon closing of the Combs Transaction, subject to adjustments contained in the definitive agreements, and will be comprised of approximately $110.0 million in cash and approximately $45.0 million of seller notes. The remaining portion of the Purchase Price is payable post-closing of the Combs Transaction upon achievement of certain short-term, objective, and market-based milestones. The following combination of Cresco Labs (“CL”) and Columbia Care (“CC”) assets will be divested in the Combs Transaction:
• New York: Brooklyn (CC), Manhattan (CC), New Hartford (CL), and Rochester (CC) retail assets and Rochester (CC) production asset.
• Massachusetts: Greenfield (CC), Worcester (CL), and Leicester (CL) retail assets and Leicester (CL) production asset.
• Illinois: Chicago – Jefferson Park (CC) and Villa Park (CC) retail assets and Aurora (CC) production asset.
The closing of the divestitures noted above is subject to certain closing conditions in the definitive agreements, including the receipt of all required regulatory approvals; clearance under the Hart-Scott-Rodino Antitrust Improvements Act; and the closing of the Columbia Care Acquisition. The divestiture listed do not meet the criteria to be classified as held for sale as of December 31, 2022 due to the closing conditions noted above, many of which are beyond the control of the Company.